Leases - Maturity analysis of the Company's (Details) - Sep. 30, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
The remainder of 2020	¥ 50,644	$ 7,459
2021	199,556	29,391
2022	148,340	21,848
2023	112,914	16,630
2024 and after	117,932	17,371
Total undiscounted cash flows	629,386	92,699
Less: imputed interest	(56,265)	(8,287)
Present value of lease liabilities	¥ 573,121	$ 84,412